Offerings	Sep. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	PubCo Class A Ordinary Shares issuable in the Initial Merger
Amount Registered | shares	3,847,748
Proposed Maximum Offering Price per Unit	11.74
Maximum Aggregate Offering Price	$ 45,172,561.52
Amount of Registration Fee	$ 6,238.33
Offering Note	Represents the maximum number of PubCo Class A Ordinary Shares issuable to holders of common stock of Quetta upon consummation of the merger of Quetta with and into SKG Merger Sub 1 Limited (the "Initial Merger"), pursuant to which each issued and outstanding share of Quetta common stock will be cancelled in exchange for one PubCo Class A Ordinary Share. Based on 3,847,748 shares of Quetta common stock, consisting of (i) 1,700,703 shares held by Quetta's public shareholders (assuming zero redemption), (ii) 1,725,000 Founder Shares, (iii) 253,045 shares underlying the Private Placement Units, (iv) 69,000 representative shares to Quetta's underwriter and (v) 100,000 shares of Quetta common stock issuable to SKG or its designee, upon conversion, prior to the Initial Merger, of the promissory notes issued by the Sponsor in favor of the Company on February 25, 2026 and April 9, 2026 in the aggregate principal amount of US$300,000. Capitalized terms used but not defined herein shall have the meanings ascribed to such terms in this registration statement and the proxy statement/prospectus. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers such indeterminate number of additional PubCo Class A Ordinary Shares as may become issuable as a result of share splits, share dividends, recapitalizations or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act, based on the average of the high and low prices of Quetta common stock on the Nasdaq Capital Market on August 28, 2026 (a date within five business days prior to the date of filing) of US$11.74 per share. No cash consideration will be received by the registrant in the Initial Merger. Calculated pursuant to Section 6(b) of the Securities Act at the fee rate in effect for the U.S. Securities and Exchange Commission's fiscal year in which this registration statement is filed, being US$138.10 per US$1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	PubCo Rights
Amount Registered | shares	715,304
Proposed Maximum Offering Price per Unit	0.56
Maximum Aggregate Offering Price	$ 400,570.24
Amount of Registration Fee	$ 55.32
Offering Note	Calculated pursuant to Section 6(b) of the Securities Act at the fee rate in effect for the U.S. Securities and Exchange Commission's fiscal year in which this registration statement is filed, being US$138.10 per US$1,000,000 of the proposed maximum aggregate offering price. Represents the Quetta Rights to be assumed by PubCo and converted into corresponding rights with respect to PubCo Class A Ordinary Shares, consisting of 690,000 public rights and 25,304 private placement rights. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) under the Securities Act, based on the average of the high and low prices of the Quetta Rights on the Nasdaq Capital Market on August 28, 2026 (a date within five business days prior to the date of filing) of US$0.56 per right.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	PubCo Class A Ordinary Shares issuable upon conversion of the PubCo Rights
Amount Registered | shares	715,304
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Represents the PubCo Class A Ordinary Shares issuable upon conversion of the PubCo Rights, each whole PubCo Right entitling the holder thereof to receive one PubCo Class A Ordinary Share. The PubCo Rights will remain outstanding immediately following the consummation of the Business Combination, and the PubCo Class A Ordinary Shares underlying the PubCo Rights will be issued only upon the affirmative conversion of the PubCo Rights by the holders thereof. Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is payable with respect to such PubCo Class A Ordinary Shares because no additional consideration will be received by PubCo upon conversion of the PubCo Rights.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	PubCo Class A Ordinary Shares issuable in the Acquisition Merger to shareholders of the Company other than Insiders
Amount Registered | shares	1,492,538
Maximum Aggregate Offering Price	$ 620,636.12
Amount of Registration Fee	$ 85.71
Offering Note	Calculated pursuant to Section 6(b) of the Securities Act at the fee rate in effect for the U.S. Securities and Exchange Commission's fiscal year in which this registration statement is filed, being US$138.10 per US$1,000,000 of the proposed maximum aggregate offering price. Represents PubCo Class A Ordinary Shares issuable to shareholders of SKG, other than Insiders of the Company, upon consummation of the Acquisition Merger, pursuant to which each Company share held by a shareholder other than an Insider will be cancelled in exchange for such number of PubCo Class A Ordinary Shares as is equal to the Exchange Ratio. Includes 149,254 PubCo Class A Ordinary Shares issuable in respect of 20 Company shares to be issued, prior to the Acquisition Merger, to the financial advisor to the Company pursuant to the Exclusive Financial Advisory Engagement Letter dated January 12, 2026, as amended on July 23, 2026. The PubCo Class B ordinary shares, par value US$0.0001 per share, issuable to Insiders of the Company in the Acquisition Merger, and the PubCo Class A Ordinary Shares issuable upon conversion of such PubCo Class B ordinary shares, are not being registered under this registration statement; such securities will be issued in reliance upon the exemptions from registration provided by Section 4(a)(2) of the Securities Act and/or Regulation S thereunder. Based on 200 Company shares held by shareholders other than Insiders (out of 2,680 Company shares issued and outstanding immediately prior to the Acquisition Merger, consisting of the 2,660 Company shares issued and outstanding as of the date of the Business Combination Agreement and the 20 Company shares to be issued to the financial advisor to the Company) and an Exchange Ratio of approximately 7,462.687 PubCo Class A Ordinary Shares per Company share, calculated as the Price per Share of approximately US$74,626.87 (being the Company Equity Value of US$200,000,000 divided by 2,680 Company shares outstanding on a fully diluted basis) divided by US$10.00. The number of PubCo Class A Ordinary Shares registered reflects the rounding up of fractional entitlements to the nearest whole share pursuant to Section 2.05(e) of the Business Combination Agreement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act. Because the Company shares to be received by the registrant in the Acquisition Merger are not traded on any exchange or over-the-counter market, the proposed maximum aggregate offering price has been computed on the basis of the book value of such Company shares, calculated as US$8,316,524 (total shareholders' equity of the Company attributable to holders of Company shares as of December 31, 2025, the latest practicable date prior to the date of filing, excluding non-controlling interests, which are not attributable to the Company shares to be received by the registrant) multiplied by 200/2,680, or approximately 7.46%, being the proportion of the Company shares issued and outstanding immediately prior to the Acquisition Merger held by shareholders other than Insiders.